Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

14. Inventories

	December 31	December 31
($ millions)	2022	2021
Crude oil(1)	2 373	1 501
Refined products	2 014	1 820
Materials, supplies and merchandise	685	789
Reclassified to assets held for sale (note 33)	(14)	-
	5 058	4 110
(1)	Includes $131 million of inventories held for trading purposes (2021 – $110 million), which are measured at fair value less costs to sell based on Level 1 and Level 2 fair value inputs.

During 2022, purchased product inventories of $21.7 billion (2021 – $14.7 billion) were recorded as an expense.